Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

Note 4— Property, Plant and Equipment

The following table summarizes our property, plant and equipment, net:

	March 31,	December 31,
	2024	2023
Vehicles	$354	$354
Buildings and improvements	43	43
Computer equipment	25	25
Furniture and fixtures	3	3
Machinery and equipment	1,404	1,404
Internal-use software	3,698	3,126
Property, plant and equipment, gross	$5,527	$4,955
Less: accumulated depreciation	(2,144)	(1,871)
Property, plant and equipment, net	$3,383	$3,084

Depreciation expense was $273 and $180 for the three months ended March 31, 2024, and 2023, respectively.

Note 5 — Property, Plant and Equipment

The following table summarizes our property, plant and equipment:

	December 31,
	2023	2022
Vehicles	$354	$386
Buildings	43	43
Computer equipment	25	23
Furniture and fixtures	3	3
Machinery and equipment	1,404	1,140
Internal-use software	3,126	1,851
Property, plant and equipment, gross	$4,955	$3,446
Less: accumulated depreciation	(1,871)	(1,020)
Property, plant and equipment, net	$3,084	$2,426

Depreciation expenses were $872 and $561 for the years ended December 31, 2023, and 2022, respectively.